Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Registrant Name	PLAYSTUDIOS, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001823878
Amendment Description	Post-EffectiveAmendment No. 1